Equity Narrative (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Jun. 22, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Par value per share		€ 0.076	€ 0.076	€ 0.076
Non-controlling interest		€ (53)	€ (28)	€ 1
RapidFit
Equity
Non-controlling interest percent in rapdit fit		10.00%
Class of Share capital
Equity
Total Shareholders Capital		€ 4,487	€ 4,487	€ 4,489
Outstanding shares		59,067,186	59,067,186	59,063,521
Number of new shares warrants		0
Reserves
Equity
Legal reserve max percent of capital		5.00%
Non-controlling interests
Equity
Non-controlling interest				€ 1
Non-controlling interests | Tianjin Zhenyuan Materialise Medical Technology Limited | Materialise and Zhenyuan
Equity
Non-controlling interest		€ (53)	€ (28)
Non-controlling interests | Tianjin Zhenyuan Materialise Medical Technology Limited | Materialise and Zhenyuan | Maximum
Equity
Proportion of ownership interest in subsidiary	51.00%
Non-controlling interests | Tianjin Zhenyuan Materialise Medical Technology Limited | Materialise and Zhenyuan | Minimum
Equity
Proportion of ownership interest in subsidiary	49.00%
Share premium
Equity
Capital increase via exercise of warrants			22	2,322
Capital increase through public offering				90,235
Total Share Premium		233,942	233,895	233,872
Equity-settled share-based payment expense		€ 47	€ 22	€ 41